Costs (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOperatingExpensesLineItems [Line Items]
Employee benefits expense	€ 2,951	€ 2,994	€ 3,119
Payroll and related costs [Member ]
DisclosureOfOperatingExpensesLineItems [Line Items]
Wages and salaries	2,447	2,491	2,648
Social security contributions	441	445	453
Cost related to employee benefit plans	113	81	85
Other costs	162	202	182
Short-term employee benefits expense	3,163	3,219	3,368
capitalized direct costs associated with self-constructed assets - tangible assets	(202)	(215)	(203)
capitalized direct costs associated with self-constructed assets - intangible assets	(10)	(10)	(46)
Employee benefits expense	€ 2,951	€ 2,994	€ 3,119